LIABILITIES TO BANKS AND OTHERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long-term liabilities	$ 86,497
Current Maturities	24,050
Liabilities to banks and others (Note 10)	62,447	64,659
Liabillities To Banks One [Member]
Long-term liabilities	795,501
Current Maturities	18,972
Liabilities to banks and others (Note 10)	60,578	57,983
Debt Instrument, Linkage Basis	NIS - Unlinked
Liabillities To Banks One [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage	3.50%
Liabillities To Banks One [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage	5.90%
Liabillities To Banks Two [Member]
Debt Instrument, Interest Rate, Effective Percentage	4.05%
Long-term liabilities	4,023
Current Maturities	4,023
Liabilities to banks and others (Note 10)	0	4,000
Debt Instrument, Linkage Basis	USD -Unlinked
Liabillities To Banks Three [Member]
Debt Instrument, Interest Rate, Effective Percentage	3.50%
Long-term liabilities	2,904
Current Maturities	1,055
Liabilities to banks and others (Note 10)	1,849	0
Debt Instrument, Linkage Basis	USD -Unlinked
Liabillities To Banks Other [Member]
Long-term liabilities	20
Current Maturities	0
Liabilities to banks and others (Note 10)	$ 20	$ 2,676
Debt Instrument, Linkage Basis	Other